Financial Risk Management_The Groups Credit Risk Regional Concentration Due From Financial Institutions And Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 182,107,787	₩ 141,174,929
Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	182,114,000	141,181,313
Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(6,213)	(6,384)
Due from financial institutions measured at amortized cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	22,720,091	18,142,960
Due from financial institutions measured at amortized cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	16,535,242	13,864,132
Due from financial institutions measured at amortized cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,030,331	1,318,581
Due from financial institutions measured at amortized cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,154,518	2,960,247
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 22,723,354	₩ 18,147,672
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 16,535,849	₩ 13,864,687
%	72.78%	76.40%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,030,614	₩ 1,318,582
%	8.94%	7.27%
Due from financial institutions measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,156,891	₩ 2,964,403
%	18.28%	16.33%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (3,263)	₩ (4,712)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(607)	(555)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(283)	(1)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,373)	(4,156)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	100,094	216,367
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	100,094	216,367
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 100,094	₩ 216,367
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 100,094	₩ 216,367
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,415,100	50,721,526
Securities measured at fair value through profit or loss | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	53,991,978	46,413,061
Securities measured at fair value through profit or loss | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,370,538	1,939,330
Securities measured at fair value through profit or loss | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,052,584	2,369,135
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,415,100	₩ 50,721,526
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 53,991,978	₩ 46,413,061
%	92.43%	91.51%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,370,538	₩ 1,939,330
%	4.06%	3.82%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,052,584	₩ 2,369,135
%	3.51%	4.67%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	5,545,385	3,190,673
Derivative financial assets | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,885,214	1,440,349
Derivative financial assets | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	706,866	529,956
Derivative financial assets | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		358,951
Derivative financial assets | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,953,305	861,417
Derivative financial assets | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 5,545,385	₩ 3,190,673
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,885,214	₩ 1,440,349
%	52.03%	45.14%
Derivative financial assets | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 706,866	₩ 529,956
%	12.75%	16.61%
Derivative financial assets | Gross Carrying Amount [Member] | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives		₩ 358,951
%		11.25%
Derivative financial assets | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,953,305	₩ 861,417
%	35.22%	27.00%
Derivative financial assets | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,456,889	43,556,848
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	54,786,461	40,948,853
Securities measured at fair value through other comprehensive income | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	942,151	687,243
Securities measured at fair value through other comprehensive income | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,728,277	1,920,752
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,456,889	₩ 43,556,848
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 54,786,461	₩ 40,948,853
%	93.72%	94.01%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 942,151	₩ 687,243
%	1.61%	1.58%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,728,277	₩ 1,920,752
%	4.67%	4.41%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	36,870,228	25,346,555
Securities measured at amortized cost | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	34,543,589	22,590,507
Securities measured at amortized cost | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,049,146	1,312,724
Securities measured at amortized cost | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,277,493	1,443,324
Securities measured at amortized cost | Gross Carrying Amount [Member]
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 36,873,178	₩ 25,348,227
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 34,545,872	₩ 22,591,541
%	93.69%	89.12%
Securities measured at amortized cost | Gross Carrying Amount [Member] | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,049,387	₩ 1,312,941
%	2.85%	5.18%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,277,919	₩ 1,443,745
%	3.46%	5.70%
Securities measured at amortized cost | Allowances
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,950)	₩ (1,672)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,283)	(1,034)
Securities measured at amortized cost | Allowances | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(241)	(217)
Securities measured at amortized cost | Allowances | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (426)	₩ (421)